Offerings	Mar. 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001
Amount Registered | shares	46,871,801
Maximum Aggregate Offering Price	$ 46,871,801.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,176.07
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	17,266,733
Maximum Aggregate Offering Price	$ 17,266,733.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,643.54
Offering Note	See footnote (1). Includes 17,266,733 shares of common stock issuable upon exercise of warrants.